Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance at the beginning of the year	$ 16,332	$ 2,414
Increases recorded to income tax provision	21,778	13,918
Valuation allowance at the end of the year	$ 38,110	$ 16,332